CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2025
Statement of changes in equity [abstract]
Percentage decrease in mining interest	0.10
Percentage increase in interest in the Scotford upgrader and Quest Carbon Capture (CCS) facility	0.10